FAIR VALUE MEASUREMENTS - Additional Information (Details) - shares shares in Millions	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding (in shares)	10.0	10.0
Private Warrant Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding (in shares)	4.0